INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense	$ 135	$ 163	$ 134
Deferred income tax expense (benefit)	(554)	118	356
Income tax expense	$ (419)	$ 281	$ 490